Equity-Based Compensation - Summary of Assumptions Used to Determine the Fair Value of Option Grants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate	3.00%	1.10%	0.50%
Volatility	52.90%	53.50%	54.90%
Expected term (in years)	6 years 1 month 28 days	6 years 2 months 15 days	6 years 2 months 19 days
Weighted-average grant date fair value	$ 31.5	$ 227	$ 258